CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) € in Thousands		1 Months Ended		12 Months Ended
		Dec. 31, 2021 EUR (€)	Apr. 30, 2021 EUR (€)	Dec. 31, 2021 EUR (€) tranch
Issue of ordinary shares	[1]			€ 52,842
Conversion				€ 14,400
Number of tranches of borrowings issued | tranch				5
Registered Offering
Issue of ordinary shares		€ 6,957	€ 24,867	€ 31,826
At-The-Market Offering
Issue of ordinary shares				€ 6,616

[1]	of which €31,826 thousand as result of the Registered Direct Offering in April (€24,867 thousand) and in December (€6,957 thousand) 2021 ; €6,616 thousand related to ATM and €14,400 thousand related to the conversion of five tranches of OCABSA.